CONVERTIBLE NOTES (Details)			12 Months Ended
	Aug. 26, 2021 USD ($) D $ / shares	Sep. 28, 2020 USD ($) D $ / shares	Sep. 30, 2022 shares	Sep. 30, 2010	Sep. 30, 2023 USD ($)
CONVERTIBLE NOTES
Exercisable period				1 year
Number of shares issued upon conversion of convertible debentures | shares			1,394,253
Principal outstanding					$ 3,947,080
Equity component, net					678,782
Convertible Notes Payable
CONVERTIBLE NOTES
Convertible debentures, principal amount	$ 12,700,000	$ 1,400,000
Interest	5.00%	5.00%
Exercisable period	1 year	1 year
Exercise price as a percentage of average closing price	80.00%	70.00%
Convertible debentures, trading days | D	7	7
Number of shares issued upon conversion of convertible debentures | shares			3,047,486
Convertible Notes Payable | Minimum
CONVERTIBLE NOTES
Convertible debentures, floor price per share | $ / shares	$ 2.5	$ 0.62
Convertible Notes 2023
CONVERTIBLE NOTES
Principal outstanding					$ 3,947,080
Effective percentage of interest rate					16.82%